UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2013 (Unaudited)

Reinhart Mid Cap Private Market Value Fund

Description	Shares	Value
COMMON STOCKS - 91.7%
Consumer Discretionary - 4.3%
Allison Transmission Holdings	22,110	$497,696
Omnicom Group	9,830	596,190
		1,093,886
Consumer Staples - 1.7%
Kroger	11,540	422,364

Energy - 9.2%
Denbury Resources *	34,610	598,407
Noble	14,610	543,492
Whiting Petroleum *	12,870	649,549
WPX Energy *	29,200	544,872
		2,336,320
Financials # - 25.6%
American Financial Group	10,120	521,483
BOK Financial	8,710	558,224
Eaton Vance	12,240	471,852
Fifth Third Bancorp	29,910	547,054
Fulton Financial	48,700	588,783
Mack-Cali Realty - REIT	22,510	486,216
Markel *	1,091	557,174
Mid-America Apartment Communities - REIT	10,120	623,999
Peoples United Financial	33,290	473,384
Plum Creek Timber - REIT	12,100	536,151
Ryman Hospitality Properties - REIT	17,250	569,940
White Mountains Insurance Group	1,027	574,863
		6,509,123
Health Care - 8.2%
AmerisourceBergen	6,890	392,179
Hologic *	23,250	496,155
Patterson Companies	9,890	394,413
PerkinElmer	11,150	401,065
Universal Health Services, Class B	6,000	406,500
		2,090,312
Industrials - 12.6%
Babcock & Wilcox	12,500	387,375
Carlisle Companies	7,610	506,826
Exelis	41,150	605,317
Expeditors International of Washington	14,400	584,064
Stanley Black & Decker	7,100	605,346
Towers Watson, Class A	6,130	504,192
		3,193,120
Information Technology - 14.8%
Avago Technologies	15,750	606,532
DST Systems	6,840	488,171
KLA-Tencor	10,060	554,809
Lender Processing Services	21,830	696,377
Molex, Class A	15,140	371,687
Synopsys *	15,380	557,679
Zebra Technologies, Class A *	10,690	487,464
		3,762,719
Materials - 7.7%
Ashland	6,910	602,621
Greif, Class A	8,950	482,137
International Flavors & Fragrances	4,900	387,149
Sigma-Aldrich	5,870	484,099
		1,956,006

	Utilities - 7.6%
	AGL Resources	12,080	530,916
	Entergy	7,970	503,943
	Great Plains Energy	20,570	450,895
	Vectren	13,840	451,184
			1,936,938
	TOTAL COMMON STOCKS
	(Cost $21,018,764)		23,300,788

	SHORT-TERM INVESTMENT - 9.6%
	Invesco Treasury Portfolio, 0.02% ^
	(Cost $2,438,956)	2,438,956	2,438,956

	Total Investments - 101.3%
	(Cost $23,457,720)		25,739,744
	Other Assets and Liabilities, Net - (1.3%)		(324,490)
	Total Net Assets - 100.0%		$25,415,254

*	Non-income producing security.
#
As of August 31, 2013, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	Variable rate security - The rate shown is the rate in effect at August 31, 2013.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2013:
	Level 1	Level 2	Level 3	Total
Common Stocks	$23,300,788	$-	$-	$23,300,788
Short-Term Investment	$2,438,956	$-	$-	$2,438,956
Total Investments in Securities	$25,739,744	$-	$-	$25,739,744

Transfers between levels are recognized at the beginning of the reporting period. During the period ended August 31, 2013, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Reinhart Mid Cap Private
Market Value Fund

Cost of investments	$ 23,457,720

Gross unrealized appreciation	2,671,223
Gross unrealized depreciation	(389,199)
Net unrealized appreciation / (depreciation)	$ 2,282,024

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  October 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  October 24, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  October 24, 2013